VESSELS UNDER FINANCE LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Finance Lease
Movements in the six months ended June 30, 2020 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance at December 31, 2019	755,058	(40,582)	714,476
Depreciation	—	(19,226)	(19,226)
Capitalized costs	22,167	—	22,167
Balance at June 30, 2020	777,225	(59,808)	717,417